Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	15-Aug-13
Class A-2 Notes	$497,600,000.00	0.470%	15-Apr-15
Class A-3 Notes	$502,000,000.00	0.580%	15-Dec-16
Class A-4 Notes	$133,250,000.00	0.790%	15-Nov-17
Class B Notes	$47,350,000.00	1.270%	15-Dec-17
Class C Notes	$31,570,000.00	1.690%	15-Apr-18
Class D Notes	$31,570,000.00	2.430%	15-Jan-19
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,587,918.98

Principal:
Principal Collections	$14,744,406.32
Prepayments in Full	$7,332,870.37
Liquidation Proceeds	$249,109.03
Recoveries	$117,531.82
Sub Total	$22,443,917.54
Collections	$24,031,836.52

Purchase Amounts:
Purchase Amounts Related to Principal	$333,630.59
Purchase Amounts Related to Interest	$1,709.96
Sub Total	$335,340.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,367,177.07

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,367,177.07
Servicing Fee	$391,715.79	$391,715.79	$0.00	$0.00	$23,975,461.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,975,461.28
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,975,461.28
Interest - Class A-3 Notes	$101,493.89	$101,493.89	$0.00	$0.00	$23,873,967.39
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$23,786,244.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,786,244.47
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$23,736,132.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,736,132.39
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$23,691,671.31
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,691,671.31
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$23,627,742.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,627,742.06
Regular Principal Payment	$21,803,097.49	$21,803,097.49	$0.00	$0.00	$1,824,644.57
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,824,644.57
Residuel Released to Depositor	$0.00	$1,824,644.57	$0.00	$0.00	$0.00
Total		$24,367,177.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,803,097.49
Total					$21,803,097.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,803,097.49	$43.43	$101,493.89	$0.20	$21,904,591.38	$43.63
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$21,803,097.49	$13.54	$347,719.22	$0.22	$22,150,816.71	$13.76

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$209,987,367.13	0.4183015	$188,184,269.64	0.3748691
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$453,727,367.13	0.2818112	$431,924,269.64	0.2682693

Pool Information
Weighted Average APR	4.381%	4.384%
Weighted Average Remaining Term	32.78	31.96
Number of Receivables Outstanding	35,831	35,002
Pool Balance	$470,058,950.86	$447,219,209.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$453,727,367.13	$431,924,269.64
Pool Factor	0.2866678	0.2727388

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$15,294,939.38
Targeted Overcollateralization Amount	$15,294,939.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$15,294,939.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	29

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		67	$179,725.53
(Recoveries)		126	$117,531.82
Net Losses for Current Collection Period			$62,193.71
Cumulative Net Losses Last Collection Period			$9,021,171.93
Cumulative Net Losses for all Collection Periods			$9,083,365.64

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.16%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.17%	596	$9,699,407.07
61-90 Days Delinquent	0.24%	63	$1,060,735.11
91-120 Days Delinquent	0.13%	27	$563,918.42
Over 120 Days Delinquent	0.26%	61	$1,160,355.02
Total Delinquent Receivables	2.79%	747	$12,484,415.62

Repossession Inventory:
Repossessed in the Current Collection Period		21	$420,633.44
Total Repossessed Inventory		32	$691,905.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6607%
Preceding Collection Period			0.9068%
Current Collection Period			0.1627%
Three Month Average			0.5767%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3849%
Preceding Collection Period			0.3991%
Current Collection Period			0.4314%
Three Month Average			0.4051%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer